Note 12 - Digital Assets Held (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Reconciliation of digital assets held [text block]
	Digital		Digital
	assets held - inventories		assets held - intangible assets
	2025	2024	2025	2024
As of January 1,	$573,876	$1,289,346	$1,878,268	$—
Reclassification of digital assets from inventories to intangible assets	—	(928,690)	—	928,690
Reclassification of digital assets to financial assets	(2,154)	(3,709)	—	(3)
Additions	244,587,454	250,218,679	103,538,787	5,606,967
Disposals	(244,811,387)	(250,201,282)	(103,216,831)	(5,554,454)
Loan and other receivables made, net(i)	876	(1,724)	(193,907)	(76,483)
Net settlement of Investments in financial assets	—	—	(381,447)	(22,187)
Revaluation	(142,487)	201,256	409,644	1,020,339
Impairment losses	—	—	(497,443)	(24,601)
As of December 31,	$206,178	$573,876	$1,537,071	$1,878,268
	Digital
	assets held - financial assets
	2025	2024
As of January 1,	$132,649	$253,663
Reclassification of digital assets to financial assets	2,154	3,712
Additions/(disposals), net	2,908,689	(60,877)
Proceeds from issuance of Ordinary shares	1,150,000	—
Loan and other receivables made, net(i)	(3,138,839)	(26,810)
Net settlement of Investments in financial assets	6,086	(8,598)
Net settlement of perpetual contracts	(12,764)	(29,603)
Revaluation	(10,060)	1,162
As of December 31,	$1,037,915	$132,649

Details of digital assets held [text block]
	December 31,	December 31,
	2025	2024
Digital financial assets held on the Exchange wallets	$84,993	$67,514
Digital financial assets held on the non-Exchange wallets	952,922	65,135
Total Digital assets held - financial assets	$1,037,915	$132,649
	December 31,		December 31,
	2025		2024
	Units	Fair Value	Units	Fair Value
BTC(i)	18.03	$1,598,225	22.70	$2,143,529
ETH(i)	12.52	37,410	61.65	208,862
Stablecoins(ii)		1,056,666		206,551
Others(iii)		88,863		25,851
Total Digital assets held - inventories, intangible assets, and financial assets		$2,781,164		$2,584,793